UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ken Roberts Investment Management, Inc.
Address: 601 W. Riverside Ave.
         Ste. 1670
         Spokane, WA  99201

13F File Number:  28-06910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth Roberts
Title:     President
Phone:     (509) 624-5591

Signature, Place, and Date of Signing:

     /s/ Kenneth Roberts     Spokane, WA     August 06, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $198,827 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR PRODS & CHEMS INC          COM              009158106     8240   127570 SH       Sole                    96180        0    31390
AT&T INC                       COM              00206r102     1613    64950 SH       Sole                    48685        0    16265
AUTOMATIC DATA PROCESSING IN   COM              053015103     1438    40571 SH       Sole                    30827        0     9744
BAXTER INTL INC                COM              071813109     7651   144476 SH       Sole                   108526        0    35950
BECTON DICKINSON & CO          COM              075887109     8253   115730 SH       Sole                    86120        0    29610
CHEVRON CORP NEW               COM              166764100     3232    48781 SH       Sole                    36541        0    12240
CISCO SYS INC                  COM              17275r102     8428   451883 SH       Sole                   337058        0   114825
COMCAST CORP NEW               CL A SPL         20030n200     6193   439250 SH       Sole                   330625        0   108625
CONOCOPHILLIPS                 COM              20825c104      427    10152 SH       Sole                     9316        0      836
COSTCO WHSL CORP NEW           COM              22160k105     4971   108580 SH       Sole                    82835        0    25745
CVS CAREMARK CORPORATION       COM              126650100    11586   363540 SH       Sole                   273035        0    90505
ENSCO INTL INC                 COM              26874q100     1554    44556 SH       Sole                    32131        0    12425
EXPRESS SCRIPTS INC            COM              302182100    10014   145655 SH       Sole                   109100        0    36555
EXXON MOBIL CORP               COM              30231g102      325     4652 SH       Sole                     4602        0       50
GENERAL ELECTRIC CO            COM              369604103     5921   505213 SH       Sole                   385001        0   120212
HEWLETT PACKARD CO             COM              428236103     9340   241645 SH       Sole                   181215        0    60430
ISHARES TR                     DJ SEL DIV INX   464287168      232     6550 SH       Sole                     6150        0      400
ISHARES TR                     IBOXX INV CPBD   464287242      474     4725 SH       Sole                     3250        0     1475
JABIL CIRCUIT INC              COM              466313103     3275   441342 SH       Sole                   334142        0   107200
KEY TRONICS CORP               COM              493144109      200   125280 SH       Sole                   102780        0    22500
MARATHON OIL CORP              COM              565849106     6237   207011 SH       Sole                   156186        0    50825
MEDTRONIC INC                  COM              585055106     4372   125317 SH       Sole                    94967        0    30350
MERCK & CO INC                 COM              589331107      235     8400 SH       Sole                     5225        0     3175
MICRON TECHNOLOGY INC          COM              595112103     2343   463000 SH       Sole                   358100        0   104900
MICROSOFT CORP                 COM              594918104    11741   493927 SH       Sole                   375961        0   117966
ORACLE CORP                    COM              68389x105     8032   374987 SH       Sole                   280792        0    94195
PEABODY ENERGY CORP            COM              704549104     2339    77550 SH       Sole                    59075        0    18475
PEPSICO INC                    COM              713448108    10477   190633 SH       Sole                   142593        0    48040
PLUM CREEK TIMBER CO INC       COM              729251108      693    23275 SH       Sole                    17150        0     6125
POTLATCH CORP NEW              COM              737630103      853    35125 SH       Sole                    26100        0     9025
SCHLUMBERGER LTD               COM              806857108     6450   119201 SH       Sole                    89371        0    29830
SEMITOOL INC                   COM              816909105      625   135200 SH       Sole                   105250        0    29950
STARBUCKS CORP                 COM              855244109     4622   332791 SH       Sole                   244441        0    88350
STRYKER CORP                   COM              863667101     6485   163179 SH       Sole                   122614        0    40565
TIDEWATER INC                  COM              886423102     3235    75465 SH       Sole                    57800        0    17665
TIME WARNER CABLE INC          COM              88732j207     4524   142857 SH       Sole                   108782        0    34075
TIME WARNER INC                COM NEW          887317303     4710   186971 SH       Sole                   145259        0    41712
UNION PAC CORP                 COM              907818108     6558   125967 SH       Sole                    94302        0    31665
VALERO ENERGY CORP NEW         COM              91913y100     6024   356677 SH       Sole                   266632        0    90045
VERIZON COMMUNICATIONS INC     COM              92343v104     1456    47368 SH       Sole                    35143        0    12225
WAL MART STORES INC            COM              931142103     5903   121865 SH       Sole                    90830        0    31035
WASHINGTON FED INC             COM              938824109      151    11577 SH       Sole                     9163        0     2414
WEATHERFORD INTERNATIONAL LT   REG              h27013103     6984   357031 SH       Sole                   269256        0    87775
WESTERN ASST MNG MUN FD INC    COM              95766m105      411    37008 SH       Sole                    35000        0     2008